TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

and

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

Supplement dated December 16, 2011 to the Currently Effective Prospectuses

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Transamerica Partners Core Bond

Transamerica Partners Institutional Core Bond (the “Funds”)

The following replaces the information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to the Funds:

Portfolio Managers:

Matthew Marra, Portfolio Manager since 2007

Bob Miller, Portfolio Manager since 2011

Eric Pellicciaro, Portfolio Manager since 2010

Rick Rieder, Portfolio Manager since 2010

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to the Funds:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Matthew Marra/2007	Portfolio Manager	BlackRock	Managing Director
Bob Miller/2011	Portfolio Manager	BlackRock	Managing Director since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007
Eric Pellicciaro/2010	Portfolio Manager	BlackRock	Managing Director
Rick Rieder/2010	Portfolio Manager	BlackRock	Chief Investment Officer of Fixed Income, Fundamental Portfolios, and Head of Corporate Credit and Multi-Sector and Mortgage Groups; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Head of Global Principal Strategies team and Credit Businesses at Lehman Brothers from 1987 to 2008

* * *

Investors Should Retain this Supplement for Future Reference

December 16, 2011

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

Supplement dated December 16, 2011 to the Currently Effective Statement of Additional Information

* * *

Transamerica Partners Core Bond

Transamerica Partners Institutional Core Bond

The following information supplements certain information in the Statement of Additional Information in the section entitled “Investment Advisory Services – Sub-Advisers” regarding Core Bond Portfolio:

Matthew Marra, Bob Miller, Eric Pellicciaro and Rick Rieder are responsible for the day-to-day supervision of the Core Bond Portfolio on behalf of BlackRock.

Transamerica Partners Core Bond Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager*	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bob Miller	11	$10.3 Billion	1	$355 Million	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bob Miller	0	$0	0	$0	0	$0

*Information as of October 31, 2011

Discretionary Incentive Compensation

Portfolio Manager	Benchmarks Applicable to Each Manager
Bob Miller	A combination of market-based indices (e.g., Barclays Capital Aggregate Index, Barclays Capital Universal Index, Barclays Capital Intermediate/Credit Index), certain customized indices and certain fund industry peer groups.

Ownership of Securities

As of October 31, 2011, Mr. Miller did not beneficially own securities in any of the funds that invest in the Core Bond Portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

December 16, 2011